EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - The Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative revenues	$ 218,529	$ 136,564
Administrative expenses	148,397
Participant-directed investments — at fair value	664,873,532	721,636,255
Notes receivable from participants	6,249,753	$ 7,304,058
Empower Trust Company LLC
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	8,966
Fidelity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 139,431
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment (in shares)	293,407	379,117
Participant-directed investments — at fair value	$ 5,227,845	$ 6,380,017
Investment acquired	1,839,451
Investment sold	7,610,668
Dividend income	$ 233,723